Loans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FVTPL
Disclosure of detailed information about financial instruments [line items]
Loss allowance for loans at FVOCI	$ 142,000
Gain on disposal of assets	1,800
FVOCI
Disclosure of detailed information about financial instruments [line items]
Loss allowance for loans at FVOCI	50,000
Gain on disposal of assets	765
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loss allowance for loans at FVOCI	15,000
Gain on disposal of assets	$ 105
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Percentage of loan portfolio at fixed interest rate maturing in not more than one hundred and eight days	70.00%	75.00%
Annual interest rate | Minimum of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	3.70%	4.63%
Annual interest rate | Maximum of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	16.28%	16.28%